Property and Equipment, Net (Details) - Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Property and equipment, Gross	$ 5,131,594	$ 4,562,880
Less: accumulated depreciation	(1,463,219)	(1,227,693)
Property and equipment, net	3,668,375	3,335,187
Mechanical equipment [Member]
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Property and equipment, Gross	4,754,244	4,190,440
Electronic equipment [Member]
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Property and equipment, Gross	31,435	24,372
Vehicles [Member]
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Property and equipment, Gross	$ 345,915	$ 348,068